Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
Note 16: Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2014
	Income	Weighted- Average Shares	Per Share Amount

Net income	$2,972,754

Basic earnings per share
Income available to common stockholders		1,791,888	$1.66

Effect of dilutive securities
Stock options		11,173

Diluted earnings per share
Income available to common stockholders	$2,972,754	1,803,061	$1.65

	Year Ended December 31, 2013
	Income	Weighted- Average Shares	Per Share Amount

Net income	$3,213,645

Basic earnings per share
Income available to common stockholders		1,853,240	$1.73

Effect of dilutive securities
Stock options		296

Diluted earnings per share
Income available to common stockholders	$3,213,645	1,853,536	$1.73

Options to purchases 100,235 shares of common stock were outstanding at December 31, 2013, but were not included in the computation of diluted EPS because the shares were considered antidilutive for the year ended December 31, 2013.